Investment Securities - Summary of Estimated Fair Values and Gross Unrealized Losses on Investment Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities at Fair Value, Less than 12 months	$ 210,661	$ 468,116	$ 86,794
Available for sale securities Unrealized Loss, Less than 12 Months	1,451	11,655	166
Available for sale securities at Fair Value, 12 months or more	115,443	12,585	107,737
Available for sale securities Unrealized Loss, 12 months or more	2,329	49	1,528
Available for sale securities, Total Fair Value	326,104	480,701	194,531
Available for sale securities, Total Unrealized Loss	3,780	11,704	1,694
U.S. Government agencies and sponsored enterprises obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities at Fair Value, Less than 12 months	23,305	41,276	969
Available for sale securities Unrealized Loss, Less than 12 Months	129	456	16
Available for sale securities at Fair Value, 12 months or more	19,866
Available for sale securities Unrealized Loss, 12 months or more	263
Available for sale securities, Total Fair Value	43,171	41,276	969
Available for sale securities, Total Unrealized Loss	392	456	16
U.S.Government Agencies and Sponsored Enterprises Mortgage-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities at Fair Value, Less than 12 months	23,444	141,304	21,860
Available for sale securities Unrealized Loss, Less than 12 Months	130	2,494	84
Available for sale securities at Fair Value, 12 months or more	56,826	636
Available for sale securities Unrealized Loss, 12 months or more	1,061	1
Available for sale securities, Total Fair Value	80,270	141,940	21,860
Available for sale securities, Total Unrealized Loss	1,191	2,495	84
Asset-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities at Fair Value, Less than 12 months	118,831	161,879	60,972
Available for sale securities Unrealized Loss, Less than 12 Months	1,113	1,233	60
Available for sale securities at Fair Value, 12 months or more	2,500	11,949	107,737
Available for sale securities Unrealized Loss, 12 months or more	13	48	1,528
Available for sale securities, Total Fair Value	121,331	173,828	168,709
Available for sale securities, Total Unrealized Loss	1,126	1,281	1,588
Corporate bonds and other debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities at Fair Value, Less than 12 months	32,130	58,596	2,993
Available for sale securities Unrealized Loss, Less than 12 Months	20	601	6
Available for sale securities, Total Fair Value	32,130	58,596	2,993
Available for sale securities, Total Unrealized Loss	20	601	6
Preferred Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities at Fair Value, Less than 12 months	12,951	65,061
Available for sale securities Unrealized Loss, Less than 12 Months	59	6,871
Available for sale securities at Fair Value, 12 months or more	36,251
Available for sale securities Unrealized Loss, 12 months or more	992
Available for sale securities, Total Fair Value	49,202	65,061
Available for sale securities, Total Unrealized Loss	$ 1,051	$ 6,871